Short-Term Borrowings (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)
Short-Term Borrowings [Line Items]
Short-term borrowings	$ 2,258,282	$ 1,684,634	$ 1,306,602
Lui Oi Kheng, Ms. Rena Ho, and Ms. Nellie Ho [Member]
Short-Term Borrowings [Line Items]
Short-term borrowings		$ 6,000,000
Short-term borrowings [Member]
Short-Term Borrowings [Line Items]
Interests rate	2.50%
Interest rate terms	120 days